STKd 100% Bitcoin & 100% Gold ETF

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 25.6%	Shares	Value
iShares Bitcoin Trust ETF(a)	78,339	$2,607,905
ProShares Bitcoin ETF	605,000	4,827,900
SPDR Gold MiniShares Trust(a)	32,801	2,605,056
		10,040,861

TOTAL EXCHANGE TRADED FUNDS (Cost $10,253,391)		10,040,861

SHORT-TERM INVESTMENTS - 81.5%
Money Market Funds - 50.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)(c)	19,902,934	19,902,934

U.S. Treasury Bills - 30.7%	Principal Amount	Value
U.S. Treasury Bill, 7/2/2026, 1.82%(c)(d)	$12,000,000	11,998,803

TOTAL SHORT-TERM INVESTMENTS (Cost $31,901,738)		31,901,737

TOTAL INVESTMENTS - 107.1% (Cost $42,155,129)		$41,942,598
Liabilities in Excess of Other Assets - (7.1)%		(2,791,458)
TOTAL NET ASSETS - 100.0%		$39,151,140

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of June 30, 2026.

STKd 100% Bitcoin & 100% Gold ETF

Consolidated Schedule of Futures Contracts

June 30, 2026 (Unaudited)

The STKd 100% Bitcoin & 100% Gold ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of June 30, 2026:

FUTURES CONTRACTS - (7.0)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CME Bitcoin(a)	108	07/31/2026	$31,806,000	$(639,795)
Gold(a)	90	08/27/2026	36,346,500	(2,103,820)
				(2,743,615)

Net Unrealized Appreciation (Depreciation)				$(2,743,615)

(a)	All or a portion of the investment is a holding of the STKd Bitcoin & Gold Cayman Subsidiary.

STKd 100% Bitcoin & 100% Gold ETF

Consolidated Schedule of Reverse Repurchase Agreements

June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	4.25%	06/29/2026	07/01/2026	$11,870,922	$11,868,120
				$11,870,922	$11,868,120